BASIS OF PRESENTATION (Details Narrative)	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2021	Mar. 31, 2024
Subsidiaries Two [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest			30.00%
Country Of British Virgin Islands [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary			70.00%
Country Of Delaware [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary			100.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		78.32%
IOX [Member] | Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares		17.83%
IOX [Member] | Salva Rx [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		60.49%
IOX [Member] | Salva Rx [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership subsidiary		78.32%
IOX [Member] | Stimunity [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	44.00%
Non-controlling interest increased upon conversion	48.90%